Advances from the Federal Home Loan Bank of New York - Contractual Maturities of Advances from the FHLB NY (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking And Thrift [Abstract]
2018	$ 416
2019	25,000
2020	15,000
Thereafter	45,000
Total	$ 85,416	$ 85,607